Consolidated Statements Of Comprehensive Income (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Statement of Comprehensive Income [Abstract]
Consolidated net income	$ 16,695	$ 17,756	$ 16,387
Less consolidated net income attributable to nonredeemable noncontrolling interest	(606)	(684)	(627)
Less consolidated net income attributable to redeemable noncontrolling interest	(67)	(73)	(61)
Consolidated net income attributable to Walmart	16,022	16,999	15,699
Other comprehensive income (loss), net of income taxes
Currency translation and other	(3,146)	1,042	(2,758)
Derivative instruments	207	136	(67)
Minimum pension liability	153	(166)	43
Other comprehensive income (loss), net of income taxes	(2,786)	1,012	(2,782)
Less other comprehensive income (loss) attributable to nonredeemable noncontrolling interest	311	(138)	660
Less other comprehensive income (loss) attributable to redeemable noncontrolling interest	66	(51)	66
Other comprehensive income (loss) attributable to Walmart	(2,409)	823	(2,056)
Comprehensive income, net of income taxes	13,909	18,768	13,605
Less comprehensive income (loss) attributable to nonredeemable noncontrolling interest	(295)	(822)	33
Less comprehensive income (loss) attributable to redeemable noncontrolling interest	(1)	(124)	5
Comprehensive income attributable to Walmart	$ 13,613	$ 17,822	$ 13,643